Income Taxes - DTA and DTL (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-capital loss
Deferred income tax liabilities, net	$ 113.1	$ 86.0	$ 46.4
Share issue and debt issue costs deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	(0.3)	(0.6)
Royalty stream and working interests deferred income tax assets
Non-capital loss
Net deferred tax assets	34.1	44.0
Royalty stream and working interests deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	156.4	133.1
Non-capital loss carry-forwards deferred income tax assets
Non-capital loss
Net deferred tax assets	6.6	6.2
Non-capital loss carry-forwards deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	(2.6)	(3.6)
Investments deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	7.5	13.7
Other deferred income tax assets
Non-capital loss
Net deferred tax assets	(0.8)	(0.8)
Other deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	(8.0)	(7.2)
Deferred income tax assets
Non-capital loss
Net deferred tax assets	39.9	49.4
Deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	$ 153.0	$ 135.4